GAINS/LOSSES ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2018
OTHER FINANCIAL ITEMS, NET [Abstract]
GAINS/LOSSES ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET
GAINS/LOSSES ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2018	2017	2016
Mark-to-market adjustment on Earn-Out Units (1)	7,400	(441)	—
Interest income/(expense) on un-designated interest rate swaps	2,161	(7,554)	(10,824)
Mark-to-market adjustment for interest rate swap derivatives	(1,455)	12,073	9,893
Gains on repurchase of cross currency interest rate swap	—	3,718	—
Gains/(losses) on derivative instruments	8,106	7,796	(931)

Foreign exchange gain/(loss) on capital lease obligations and related restricted cash	1,105	(659)	945
Amortization of debt guarantee (see note 24)	503	—	—
Financing arrangement fees and other costs	(1,363)	(527)	(1,468)
Foreign exchange loss on operations	(837)	(378)	(1,291)
Losses on repurchase of 2012 High-Yield Bonds(2)	—	(7,876)	—
Foreign exchange losses on 2012 High-Yield Bonds	—	(3,103)	—
Premium paid on repurchase of 2012 High Yield Bonds	—	(2,820)	—
Other financial items, net	(592)	(15,363)	(1,814)

Gains/losses on derivatives and Other financial items, net	7,514	(7,567)	(2,745)

(1) This relates to the mark-to-market movement on the Earn-Out Units issued in connection with the IDR reset transaction in October 2016 which were recognized as a derivative liability in our consolidated balance sheet. On October 24, 2018, we declared a reduced quarterly distribution of $0.4042 per common unit. Consequently, the second tranche of Earn-Out Units will not be issued. Accordingly, we have recognized a $nil valuation on the Earn-Out Units derivatives as of December 31, 2018, resulting in a mark-to-market gain related to the Earn-Out Units. See notes 23 and 27.

(2) This relates to foreign exchange loss arising from the early repurchase of our 2012 High-Yield Bonds of $2.9 million and the reclassification of a $5.0 million loss from the Accumulated Other Comprehensive Loss upon cessation of hedge accounting for the related cross currency interest rate swap.